FINANCIAL RISK MANAGEMENT - Additional Information (Details) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure of financial risks management [Line Items]
Regulatory capital requirement			S/ 25,732,000		S/ 28,969,300
Regulatory Capital Exceeds Minimum Regulatory Capital Required			4,151,600		7,973,900
Derivative financial assets			1,092,107		1,214,497
Derivative financial liabilities			1,040,282		S/ 1,205,213
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets		S/ 8,300	12,600
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability		18,600	14,000
Net impact of debit valuation and credit valuation adjustments		3,500	3,200
Net unrealized gain of Level 3 financial instruments		S/ 7,200	S/ 1,900
Foreign exchange rate for buying and selling			3.314	3.621	3.621
Growth in world economic activity		(4.80%)
Improvement in private spending		(28.50%)
improvement in private consumption		(9.50%)
Rebound in mining		(14.00%)
Rebound in construction		(18.00%)
Expected value of the three GDP projections		12.50%
Nominal value of bonds designated as hedges			S/ 69,720,506		S/ 54,844,606
2021
Disclosure of financial risks management [Line Items]
Growth in world economic activity		4.60%
Improvement in private spending		22.00%
improvement in private consumption		7.00%
Rebound in mining		11.00%
Rebound in construction		16.00%
Base Case
Disclosure of financial risks management [Line Items]
Expected contraction in GDP	11.00%	12.50%
Probabilities		80.00%
Base Case | 2021
Disclosure of financial risks management [Line Items]
Expected value of the three GDP projections		50.00%
Optimistic
Disclosure of financial risks management [Line Items]
Probabilities		15.00%
Optimistic | 2021
Disclosure of financial risks management [Line Items]
Expected value of the three GDP projections		25.00%
Pessimistic
Disclosure of financial risks management [Line Items]
Probabilities		5.00%
Forecast | 2021
Disclosure of financial risks management [Line Items]
GDP projected	6.50%	9.00%
Forecast | 2022
Disclosure of financial risks management [Line Items]
GDP projected	3.80%	4.00%
Senior Notes Four [Member] | Hedges of net investment in foreign operations [member]
Disclosure of financial risks management [Line Items]
Nominal value of bonds designated as hedges				$ 135.4	S/ 490,300